Inventory (Tables)	9 Months Ended
Sep. 30, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory consists of the following (in thousands):

	September 30, 2017 (unaudited)	December 31, 2016 (audited)
Finished goods	$5,060	$4,155
Inventory reserve	(142)	(84)

Net inventory	$4,918	$4,071